Capital Commitment (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 VND (₫)	Dec. 11, 2023 USD ($)	Dec. 11, 2023 VND (₫)	Jun. 30, 2023 USD ($)	Mar. 14, 2020 USD ($) m²	Mar. 14, 2020 VND (₫) m²
Capital Commitment [Line Items]
Right of use asset | $	$ 3,474,737				$ 3,076,855
Land cost	$ 182,980	₫ 4,657,720,520
Percentage of contract price	5.00%
Maximum [Member]
Capital Commitment [Line Items]
Area of land						50,000	50,000
Minimum [Member]
Capital Commitment [Line Items]
Area of land						49,997	49,997
Capital commitment [Member]
Capital Commitment [Line Items]
Right of use asset						$ 4,184,513	₫ 102,476,000,000
Land cost			$ 4,184,262	₫ 102,469,851,440
Capital commitment [Member] | Vietnam [Member]
Capital Commitment [Line Items]
Land cost	$ 4,001,282	₫ 97,812,130,920